Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Schedule of categories of financial assets and liabilities

The Company’s financial assets and liabilities are shown below:

	December 31,
	2021	2020	2019
Financial assets
Cash and cash equivalents	$19,136,443	17,286,374	18,662,765
Investment in securities at fair value through profit or loss	10,841	1,018,322	186,284
Investment in securities at fair value through other comprehensive income	1,559,823	937,715	315,761
Investments in life insurance	74,148	71,431	65,545
Trade receivables	3,102,203	2,704,058	2,523,092
Due from related parties	291	686	13,674
Other long-term receivables	211,278	193,689	173,488
Derivative financial instruments	69,862	—	18,098

Financial liabilities
Current and non-current financial debt	$(1,993,911)	(2,517,965)	(4,928,607)
Trade payables, sundry creditors and expenses payable	(8,977,051)	(5,049,103)	(4,491,171)
Current and non-current lease liabilities	(651,480)	(719,711)	(803,050)
Due to related parties	(185,429)	(80,842)	(76,704)
Derivative financial instruments	—	(194,181)	—

Schedule of credit risk exposure

The carrying amount of financial assets represents the maximum credit exposure, which as of the reporting date is as follows:

	December 31,
	2021	2020	2019
Cash and cash equivalents	$19,136,443	17,286,374	18,662,765
Investments in securities at fair value through profit or loss	10,841	1,018,322	186,284
Investment in securities at fair value through other comprehensive income	1,559,823	937,715	315,761
Investments in life insurance	74,148	71,431	65,545
Accounts receivable net of guarantees received	2,646,450	2,717,920	2,046,754
Derivative financial instruments	69,862	—	18,098
	$23,497,567	22,031,762	21,295,207

Schedule of maturity analysis for derivative financial liabilities

	December 31, 2021
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$8,977,051	—	—
Due to related parties	185,429	—	—
Lease liabilities	279,809	324,630	47,041
Financial debt, maturities at variable rates
In pesos	1,993,911	—	—
Interest	85,854	—	—
Total financial liabilities	$11,522,054	324,630	47,041

	December 31, 2020
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$5,049,103	—	—
Due to related parties	80,842	—	—
Derivative financial instruments	194,181	—	—
Lease liabilities	278,981	379,926	60,804
Financial debt, maturities at variable rates
In U.S. dollars	778,050	—	—
In pesos	279,510	1,460,405	—
Interest	85,340	44,613	—
Total financial liabilities	$6,746,007	1,884,944	60,804

	December 31, 2019
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,491,171	—	—
Due to related parties	76,704	—	—
Lease liabilities	149,538	598,040	55,472
Financial debt, maturities at variable rates
In U.S. dollars	2,831,191	—	—
In pesos	609,208	1,488,208	—
Interest	134,535	207,643	—
Total financial liabilities	$8,292,347	2,293,891	55,472

Schedule of foreign currency position

Below is the foreign currency position that the Company has as of December 31, 2021, 2020 and 2019.

	December 31,
	2021		2020		2019
		Mexican		Mexican		Mexican
	Dollars	Pesos	Dollars	Pesos	Dollars	Pesos
Assets
Cash and cash equivalents	$447,316	9,174,451	479,325	9,562,534	569,569	10,759,165
Investment in securities at fair value through profit or loss	19,318	396,212	40,424	806,459	4,576	86,447
Investment in securities at fair value through other comprehensive income	76,168	1,562,206	47,003	937,715	16,716	315,761
Accounts receivable	3,572	73,268	2,683	53,517	2,160	40,809
Total assets	546,374	11,206,137	569,435	11,360,225	593,021	11,202,182

Liabilities
Trade accounts payable	(277,467)	(5,690,856)	(107,224)	(2,139,115)	(120,699)	(2,280,003)
Financial debt	—	—	(39,000)	(778,050)	(149,878)	(2,831,191)
Lease liabilities	(7,854)	(161,088)	(6,558)	(130,828)	(7,635)	(144,224)
Total Liabilities	(285,321)	(5,851,944)	(152,782)	(3,047,993)	(278,212)	(5,255,418)
Net asset position	$261,053	5,354,193	416,653	8,312,232	314,809	5,946,764

Schedule of detail of exchange rates

The following is a detail of exchange rates effective during the fiscal year:

				Spot exchange rate at
	Average exchange rate			December 31,
	2021	2020	2019	2021	2020	2019
Dollars	$20.29	21.49	19.25	20.51	19.95	18.89

Schedule of financial instruments at fair value

e)   Financial instruments at fair value

The amounts of accounts payable and accounts receivable approximate their fair value because of their nature and short-term maturities.

The table below summarizes the fair value of the financial instruments that are recognized at amortized cost, together with the carrying amount included in the consolidated statements of financial position:

	Carrying	Fair	Carrying	Fair	Carrying	Fair
Liabilities recorded at amortized cost	amount	value	amount	value	amount	value

	2021		2020		2019
Financial debt	$1,993,911	1,994,423	2,517,965	2,550,758	4,928,607	4,952,445

Schedule of fair value of financial instruments

The following table summarizes financial instruments carried at fair value:

	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Investment in securities at fair value through profit or loss	$10,841	—	—	10,841
Investment in securities at fair value through other comprehensive income	1,559,823	—	—	1,559,823
Derivative financial instruments	—	69,862	—	69,862
	$1,570,664	69,862	—	1,640,526

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Investment in securities at fair value through profit or loss	$1,018,322	—	—	1,018,322
Investment in securities at fair value through other comprehensive income	937,715	—	—	937,715
Derivative financial instruments	—	(194,181)	—	(194,181)
	$1,956,037	(194,181)	—	1,761,856

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Investment in securities at fair value through profit or loss	$186,284	—	—	186,284
Investment in securities at fair value through other comprehensive income	315,761	—	—	315,761
Derivative financial instruments	—	18,098	—	18,098
	$502,045	18,098	—	520,143

Schedule of fair value measurements related to financial liabilities

Information regarding the hierarchy of fair value measurements related to financial liabilities that are not recognized at fair value, but for which disclosures are required, is summarized below:

	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Financial debt - bank institutions	$—	(500,246)	—	(500,246)
Financial debt – debt securities	(1,494,177)	—	—	(1,494,177)
	$(1,494,177)	(500,246)	—	(1,994,423)

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Financial debt - bank institutions	$—	(1,059,300)	—	(1,059,300)
Financial debt – debt securities	(1,491,458)	—	—	(1,491,458)
	$(1,491,458)	(1,059,300)	—	(2,550,758)

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Financial debt - bank institutions	$—	(3,455,810)	—	(3,455,810)
Financial debt – debt securities	(1,496,635)	—	—	(1,496,635)
	$(1,496,635)	(3,455,810)	—	(4,952,445)

Schedule of sensitivity analysis for types of risks

The following table shows the Company’s sensitivity to an increase and decrease of 15% for 2021, 2020 and 2019 in the “bushel” price of corn and short ton price of soybeans.

	Effect of Increase			Effect of Decrease
	2021	2020	2019	2021	2020	2019
Loss (profit) for the year	$(37,847)	(87,711)	(121,762)	$20,919	(12,530)	100,490

ii.   Interest rate risk

As described in Note 18, the Company has financial debt denominated in pesos and dollars, which bear interest at variable rates based on TIIE and LIBOR, respectively.

The following table shows the Company’s sensitivity to an increase and decrease of 50 basis points for 2021, 2020 and 2019, in the variable rates to which the Company is exposed.

	Effect of Increase			Effect of Decrease
	2021	2020	2019	2021	2020	2019
Loss (profit) for the year	$8,291	13,390	24,465	$(8,291)	(13,390)	(24,465)

iii.   Exchange risk

As of December 31, 2021, 2020 and 2019, the Company’s net monetary liability position in foreign currency was $5,354,193, $8,312,232 and $5,946,764, respectively.

The following table shows the Company’s sensitivity of an increase and decrease of 30%for 2021, 2020 and 2019, in exchange rate, which would have an effect in the result from foreign currency position.

	Effect of Increase			Effect of Decrease
	2021	2020	2019	2021	2020	2019
Loss (profit) for the year	$(1,606,255)	(2,493,673)	(1,784,045)	$1,606,255	2,493,673	1,784,045